NOTE 9 EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Notes
NOTE 9 EARNINGS (LOSS) PER SHARE

NOTE 9EARNINGS (LOSS) PER SHARE

Earnings (loss) per share are computed by dividing net profit (loss) by the weighted average number of ordinary shares outstanding, net of treasury shares.

At December 31, 2022 the Company had no outstanding stock options. For the years ended December 31, 2021 and 2020, 112,500 stock options were not included as their effect would be anti-dilutive.  See Note 5.